Schedule I - Condensed Statements of Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net income	$ (13,507)	$ 120,199	$ (15,854)	$ (40,360)	$ (8,799)	$ 92,257	$ 39,120	$ (45,134)	$ 50,478	$ 77,444	$ 19,113
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Equity in net income of subsidiary									50,478	77,444	19,113
Net income									$ 50,478	$ 77,444	$ 19,113